Schedule of Intangible Assets (Details) - USD ($)	Aug. 31, 2024	Feb. 29, 2024	Feb. 28, 2023
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,918,455	$ 7,397,887	$ 6,382,212
Accumulated amortization	(5,607,528)	(5,224,467)	(3,774,542)
Intangible assets, net of amortization	2,310,927	2,173,420	2,607,670
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total	7,122,596	6,602,028	5,908,353
Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total		789,576	467,576
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	6,283	6,283	$ 6,283
Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 789,576	$ 789,576